Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets
Contract liabilities	$ 78,721	$ 74,696
Total deferred tax assets	78,721	74,696
Allowance for deferred tax assets	(78,721)	(74,696)
Deferred tax assets, net
Deferred tax liabilities
Business combinations		397,423
Total deferred tax liabilities		$ 397,423